Impairments - Loss Allowance (Details) kr in Millions	3 Months Ended
Mar. 31, 2018 SEK (kr)
Increase (decrease) in financial assets [abstract]
Financial assets at beginning of period	kr 258,657
Financial assets at end of period	278,088
Expected credit losses individually assessed | Accumulated impairment
Increase (decrease) in financial assets [abstract]
Financial assets at beginning of period	(137)
Increases due to origination and acquisition	(4)
Net remeasurement of loss allowance	7
Transfer to stage 1	0
Transfer to stage 2	0
Decreases due to derecognition	2
Exchange-rate differences	(3)
Financial assets at end of period	(135)
Of which lending	(132)
Of which off balance	(3)
12-month expected credit losses | Expected credit losses individually assessed | Accumulated impairment
Increase (decrease) in financial assets [abstract]
Financial assets at beginning of period	(38)
Increases due to origination and acquisition	(4)
Net remeasurement of loss allowance	0
Transfer to stage 1	0
Transfer to stage 2	0
Decreases due to derecognition	1
Exchange-rate differences	(1)
Financial assets at end of period	(42)
Of which lending	(42)
Of which off balance	0
Lifetime expected credit losses | Expected credit losses individually assessed | Financial instruments not credit-impaired | Accumulated impairment
Increase (decrease) in financial assets [abstract]
Financial assets at beginning of period	(33)
Increases due to origination and acquisition	0
Net remeasurement of loss allowance	4
Transfer to stage 1	0
Transfer to stage 2	0
Decreases due to derecognition	1
Exchange-rate differences	(1)
Financial assets at end of period	(29)
Of which lending	(28)
Of which off balance	(1)
Lifetime expected credit losses | Expected credit losses individually assessed | Financial instruments credit-impaired | Accumulated impairment
Increase (decrease) in financial assets [abstract]
Financial assets at beginning of period	(66)
Net remeasurement of loss allowance	3
Exchange-rate differences	(1)
Financial assets at end of period	(64)
Of which lending	(62)
Of which off balance	kr (2)